SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 293,072	$ 270,884	$ 245,627
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	81,342	78,947	60,953
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	211,730	191,937	184,674
Location Based Services Member
Segment Reporting Information [Line Items]
Total revenues	209,558	189,649	182,944
Location Based Services Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Location Based Services Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	209,558	189,649	182,944
Wireless Communications Products Member
Segment Reporting Information [Line Items]
Total revenues	83,514	81,235	62,683
Wireless Communications Products Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	81,342	78,947	60,953
Wireless Communications Products Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 2,172	$ 2,288	$ 1,730